Earnings per share (Details 1) - shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Weighted average number of ordinary shares basic
Issued fully paid ordinary shares on April 01	434,102,399	183,332,460	182,835,369
Effect of shares issued on exercise of stock options	352,966	109,557	198,581
Effect of Rights issue	0	189,725,240	0
Weighted average number of equity shares and equivalent shares outstanding	434,455,365	373,167,257	183,033,950